Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Schedule Of Long-Term Debt
	December 31,
(in millions)	2013	2012
PG&E Corporation
Senior notes, 5.75%, due 2014	350	350
Less: current portion	(350)	-
Total senior notes	-	350
Total PG&E Corporation long-term debt	-	350
Utility
Senior notes:
6.25% due 2013	-	400
4.80% due 2014	539	1,000
5.625% due 2017	700	700
8.25% due 2018	800	800
3.50% due 2020	800	800
4.25% due 2021	300	300
3.25% due 2021	250	250
2.45% due 2022	400	400
3.25% due 2023	375	-
3.85% due 2023	300	-
6.05% due 2034	3,000	3,000
5.80% due 2037	950	950
6.35% due 2038	400	400
6.25% due 2039	550	550
5.40% due 2040	800	800
4.50% due 2041	250	250
4.45% due 2042	400	400
3.75% due 2042	350	350
4.60% due 2043	375	-
5.125% due 2043	500	-
Less: current portion	(539)	(400)
Unamortized discount, net of premium	(51)	(51)
Total senior notes, net of current portion	11,449	10,899
Pollution control bonds:
Series 1996 C, E, F, 1997 B, variable rates (1), due 2026 (2)	614	614
Series 2004 A-D, 4.75%, due 2023 (3)	345	345
Series 2009 A-D, variable rates (4), due 2016 and 2026 (5)	309	309
Total pollution control bonds	1,268	1,268
Total Utility long-term debt, net of current portion	12,717	12,167
Total consolidated long-term debt, net of current portion	$12,717	$12,517

(1)  At December 31, 2013, interest rates on these bonds and the related loans ranged from 0.01% to 0.04%.
(2)  Each series of these bonds is supported by a separate letter of credit.  In April 2013, the letters of credit were extended to April 1, 2018.  Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.
(3) The Utility has obtained credit support from an insurance company for these bonds.
(4) At December 31, 2013, interest rates on these bonds and the related loans ranged from 0.01% to 0.02%.
(5) Each series of these bonds is supported by a separate direct-pay letter of credit.  Series A and B letters of credit expire on May 31, 2016.  In October 2013, Series C and D letters of credit were extended to December 3, 2016 to coincide with the maturity of the underlying bonds.  Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.

Schedule Of Long-Term Debt Repayments
(in millions,
except interest rates)	2014	2015	2016	2017	2018	Thereafter	Total
PG&E Corporation
Average fixed interest rate	5.75%	-	-	-	-	-	5.75%
Fixed rate obligations	$350	$-	$-	$-	$-	$-	$350
Utility
Average fixed interest rate	4.80%	-	-	5.63%	8.25%	5.06%	5.29%
Fixed rate obligations	$539	$-	$-	$700	$800	$10,345	$12,384
Variable interest rate
as of December 31, 2013	-	-	0.02%	-	0.02%	-	0.02%
Variable rate obligations (1)	$-	$-	$309	$-	$614	$-	$923
Total consolidated debt	$889	$-	$309	$700	$1,414	$10,345	$13,657

 (1) These bonds, due in 2016 and 2026, are backed by separate letters of credit that expire on May 31, 2016, December 3, 2016, or April 1, 2018.

Schedule Of Line Of Credit
				Letters of
	Termination	Facility		Credit		Commercial	Facility
(in millions)	Date	Limit		Outstanding	Borrowings	Paper	Availability
PG&E Corporation	April 2018	$300	(1)	$	$260	$-	$40
Utility	April 2018	3,000	(2)	79	-	914 (3)	2,007 (3)
Total revolving credit facilities		$3,300		$79	$260	$914	$2,047

(1) Includes a $100 million sublimit for letters of credit and a $100 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
(2) Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
(3) The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.